Consolidated Balance Sheets	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2021 SGD ($)	Dec. 31, 2020 SGD ($)
Current assets
Cash and cash equivalents	$ 145,386	$ 191,807		$ 301,433	$ 1,220,931
Accounts receivable, net	440,301	580,889		243,716	133,394
Prepayments	160,673	211,976		51,774	61,814
Other current assets, net	6,380	8,417		6,613	4,287
Total current assets	752,740	993,089		603,536	2,291,154
Non-current assets
Deposits	84,344	111,275		98,719	75,622
Property and equipment, net	59,669	78,721		35,362	49,987
Deferred initial public offering (“IPO”) costs	87,012	114,794		676,321
Operating lease right-of-use assets	335,239	442,280		754,852	77,790
Deposit for an acquisition		3,370,757
Intangible asset	2,256,927	2,977,564
Goodwill	1,677,753	2,213,460
Total non-current assets	7,055,903	9,308,851		1,565,254	203,399
Total assets	7,808,643	10,301,940		2,168,790	2,494,553
Current liabilities
Accounts payable	340,355	449,031		67,730	97,488
Contract liabilities	78,568	103,655		194,300	78,340
Accrued liabilities and other payables	1,066,667	1,407,252		229,195	217,298
Bank loans, current portion	251,291	331,528		305,965	299,543
Amount due to a shareholder				2,290,044
Operating lease obligation	259,974	342,983		319,255	79,140
Taxes payable	65,783	86,788		25,101	67,347
Total current liabilities	2,062,638	2,721,237		3,431,590	839,156
Non-current liabilities:
Bank loans, non-current portion	171,475	226,227		475,737	790,620
Operating lease obligation, non-current	85,430	112,708		444,571
Consideration payables	2,455,236	3,239,193
Total non-current liabilities	2,712,141	3,578,128		920,308	790,620
Total liabilities	4,774,779	6,299,365		4,351,898	1,629,776
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY (DEFICIT)
Ordinary Shares, US$0.001 par value, 500,000,000 shares authorized, 16,250,000 shares issued and outstanding as of December 31, 2021 and 2022 and 19,221,384 shares issued and outstanding as of December 31, 2023, respectively	19,221	25,926		21,970	21,970
Additional paid-in capital	17,072,037	22,522,570		11,292,123	11,292,123
Stock based compensation reserve	407,607	537,756
Accumulated other comprehensive income	(25,846)	(34,099)		36,153	9,997
Accumulated deficit	(14,099,327)	(18,601,243)		(13,131,513)	(10,078,513)
Total OHMYHOME LIMITED shareholders’ equity (deficit)	3,373,692	4,450,910		(1,781,267)	1,245,577
Non-controlling interests	(339,828)	(448,335)		(401,841)	(380,800)
Total shareholders’ equity (deficit)	3,033,864	4,002,575		(2,183,108)	864,777	$ (1,957,828)
Total liabilities and shareholders’ equity	7,808,643	10,301,940		2,168,790	2,494,553
Officer [Member]
Current assets
Amount due from a shareholder					$ 870,728
Related Party [Member]
Non-current assets
Deposit for an acquisition	$ 2,554,959